INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Mar. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets subject to amortization [Table Text Block]
	March 31, 2025	March 31, 2024	January 31, 2024
	$	$	$
Licenses	15,423,921	12,010,274	12,010,274
Brands	644,800	644,800	644,800
Customer relationships	1,540,447	1,540,447	1,540,447
	17,609,168	14,195,521	14,195,521
Less: accumulated amortization	(9,516,505)	(7,908,931)	(7,712,656)
	8,092,663	6,286,590	6,482,865